Consolidated Statements of Changes of Shareholders’ Deficit	Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Addition paid-in capital HKD ($)	Addition paid-in capital USD ($)	Accumulated other comprehensive (losses) income HKD ($)	Accumulated other comprehensive (losses) income USD ($)	Accumulated losses HKD ($)	Accumulated losses USD ($)	HKD ($) shares		USD ($) shares
Balance (in Dollars)	$ 8,775		$ 91,225		$ (681,482)		$ (78,082,256)		$ (78,663,738)
Balance at Dec. 31, 2020	$ 8,775		91,225		(681,482)		(78,082,256)		(78,663,738)
Balance (in Shares) at Dec. 31, 2020 | shares	18,000,000	18,000,000
Net income							5,450,515		5,450,515
Distribution in specie and cash							(2,515,109)		(2,515,109)
Foreign currency translation					138,058				138,058
Balance at Dec. 31, 2021	$ 8,775		91,225		(543,424)		(75,146,850)		(75,590,274)
Balance (in Shares) at Dec. 31, 2021 | shares	18,000,000	18,000,000
Balance (in Dollars)	$ 8,775		91,225		(543,424)		(75,146,850)		(75,590,274)
Net income							12,400,516		12,400,516
Foreign currency translation					2,514,162				2,514,162
Balance at Dec. 31, 2022	$ 8,775		91,225		1,970,738		(62,746,334)		$ (60,675,596)
Balance (in Shares) at Dec. 31, 2022 | shares	18,000,000	18,000,000							18,000,000	[1]	18,000,000	[1]
Balance (in Dollars)	$ 8,775		91,225		1,970,738		(62,746,334)		$ (60,675,596)
Net income							4,414,733		4,414,733		$ 565,202
Forgiveness of related party balance			55,000,000						55,000,000
Foreign currency translation					(1,125,947)				(1,125,947)		(143,118)
Balance at Dec. 31, 2023	$ 8,775	$ 1,125	55,091,225	$ 7,053,121	844,791	$ 108,156	(58,331,601)	$ (7,467,974)	$ (2,386,810)		$ (305,572)
Balance (in Shares) at Dec. 31, 2023 | shares	18,000,000	18,000,000							18,000,000	[1]	18,000,000	[1]
Balance (in Dollars)	$ 8,775	$ 1,125	$ 55,091,225	$ 7,053,121	$ 844,791	$ 108,156	$ (58,331,601)	$ (7,467,974)	$ (2,386,810)		$ (305,572)

[1]	Giving retroactive effect to all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023